Intangible assets: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Intangible assets:
Cost	$ 39,259	$ 41,601
Accumulated amortization	2,677	6,386
Net book value	36,582	35,215
Amortization of intangible assets	1,806	3,264	592
Expected amortization of intangible assets
2013		3,500
2014		3,500
2015		3,500
2016		3,500
2017		3,500
Patents and trademarks
Intangible assets:
Cost	19,508	20,192
Accumulated amortization	727	1,758
Net book value	18,781	18,434
Technology
Intangible assets:
Cost	6,380	6,961
Accumulated amortization	1,122	1,901
Net book value	5,258	5,060
Customer contracts
Intangible assets:
Cost	13,334	14,404
Accumulated amortization	815	2,709
Net book value	12,519	11,695
Non-compete agreement
Intangible assets:
Cost	37	44
Accumulated amortization	13	18
Net book value	$ 24	$ 26